Revenue Recognition - Remaining Performance Obligation (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 485,000
Revenue, remaining performance obligation, percentage	39.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	41.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years